COMMITMENTS AND CONTINGENCIES - Other information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES
Operating cash flows from operating leases	$ (489)	$ (493)	$ (1,954)	$ (2,053)
Financing cash flows from finance lease		$ (353)	$ (1,148)	$ (1,391)
Weighted-average remaining lease term - operating leases (years)	5 years 6 months		5 years 10 months 24 days	6 years 9 months 18 days
Weighted-average discount rate - operating leases	8.04%		8.05%	8.08%
Remaining lease term - finance lease (years)				8 years 9 months 18 days
Discount rate - finance lease				7.85%